First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments
February 28, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) – 138.0%
	Aerospace & Defense – 1.1%
$3,693,887	Transdigm, Inc., Tranche G Refinancing TL, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.36%	08/22/24	$3,647,713
	Apparel Retail – 0.1%
300,110	Burlington Coat Factory Warehouse Corp., Term Loan B-5, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.86%	11/17/24	297,358
	Application Software – 22.1%
1,505,948	CCC Information Services, Inc. (Cypress), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	04/26/24	1,508,071
8,773,109	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	07/01/24	8,800,569
1,407,131	Inmar, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	05/01/24	1,398,632
3,978,078	Internet Brands, Inc. (WebMD/MH Sub I, LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	09/15/24	3,985,557
12,579,020	Internet Brands, Inc. (WebMD/MH Sub I, LLC), Initial Term Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.61%	09/13/24	12,530,087
9,954,632	McAfee, LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.86%	09/30/24	9,973,845
19,193,198	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	02/05/24	18,877,278
19,037,910	Solera Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	03/03/23	19,008,021
378,002	Veeam Software Holdings Limited (VS Buyer, LLC), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.11%	02/28/27	377,529
				76,459,589
	Auto Parts & Equipment – 0.5%
2,472,034	Lumileds (Bright Bidco B.V.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/30/24	1,884,036
	Broadcasting – 11.1%
1,005,663	Cumulus Media Holdings, Inc., Term Loan B, 6 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	03/31/26	996,863
1,567,722	iHeartCommunications, Inc., Incremental Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	05/01/26	1,571,156
2,257,571	iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.11%	04/29/26	2,234,431
1,681,529	Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.87%	09/19/26	1,683,110
12,735,971	Nexstar Broadcasting, Inc., Nexstar Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.36%	01/17/24	12,720,051
9,874,105	Sinclair Television Group, Inc., Term Loan B-2, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.37%	01/03/24	9,821,179
9,435,487	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan C-5, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	03/15/24	9,415,295
				38,442,085
	Cable & Satellite – 0.6%
2,231,030	Cablevision (aka CSC Holdings, LLC), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.36%	07/17/25	2,216,885
	Casinos & Gaming – 19.9%
3,000,000	Aristocrat Technologies, Inc., Term B-3 Loan, 3 Mo. LIBOR + 1.75%, 0.00% Floor	1.97%	10/19/24	2,993,910
653,646	Bally’s Corp. (fka Twin River), Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	3.00%	05/10/26	647,600

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Casinos & Gaming (Continued)
$12,889,167	Boyd Gaming Corp., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.34%	09/15/23	$12,866,353
440,718	Caesars Resort Collection, LLC, Term B-1 Loans, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.61%	06/30/25	441,776
12,961,318	Caesars Resort Collection, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	12/22/24	12,839,871
14,039,828	CityCenter Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	04/18/24	13,914,312
10,010,282	Golden Nugget, Inc., Term Loan B, 2 Mo. LIBOR + 2.50%, 0.75% Floor	3.25%	10/04/23	9,914,383
15,223,840	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	08/14/24	14,970,972
				68,589,177
	Coal & Consumable Fuels – 1.1%
3,894,571	Arch Coal, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	03/07/24	3,621,951
	Communications Equipment – 0.2%
851,225	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	04/06/26	849,233
	Electric Utilities – 0.5%
1,814,161	PG&E Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	06/23/25	1,819,259
	Environmental & Facilities Services – 2.2%
2,232,558	Packers Holdings, LLC, Incremental Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	12/04/24	2,232,558
5,228,649	Packers Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	12/04/24	5,227,551
				7,460,109
	Food Distributors – 2.3%
7,940,447	US Foods, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.87%	06/27/23	7,864,298
	Health Care Facilities – 1.4%
4,697,055	Select Medical Corporation, Term Loan B, 3 Mo. LIBOR + 2.25%, 0.00% Floor	2.53%	03/06/25	4,682,400
	Health Care Services – 16.8%
2,478,870	Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/21/24	2,404,504
5,355,166	athenahealth, Inc. (VVC Holding Corp.), Term Loan B-1, 3 Mo. LIBOR + 4.25%, 0.00% Floor	4.45%	02/11/26	5,384,298
1,838,782	Aveanna Healthcare, LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	03/16/24	1,824,218
16,247,392	CHG Healthcare Services, Inc., Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	06/07/23	16,241,543
3,315,705	DuPage Medical Group (Midwest Physician Admin. Services, LLC), Repricing Term Loan, 1 Mo. LIBOR + 2.75%, 0.75% Floor	3.50%	08/15/24	3,314,047
3,891,319	Envision Healthcare Corporation, Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.86%	10/10/25	3,338,752
9,349,071	Exam Works (Gold Merger Co., Inc.), Term B-1 Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	07/27/23	9,364,684
6,201,341	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	08/31/24	6,174,738

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Health Care Services (Continued)
$2,555,758	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/06/24	$2,383,244
2,000,000	U.S. Anesthesia Partners Intermediate Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	06/23/24	1,985,320
5,750,689	Verscend Technologies, Inc. (Cotiviti), New Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.61%	08/27/25	5,777,718
				58,193,066
	Health Care Technology – 4.8%
15,959,422	Change Healthcare Holdings, LLC, Closing Date Term Loan, 1 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	03/01/24	15,968,519
1,701	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.61%	07/25/26	1,699
670,125	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.71%	07/25/26	669,287
				16,639,505
	Hotels, Resorts & Cruise Lines – 2.3%
8,126,469	Four Seasons Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.11%	11/30/23	8,103,634
	Household Appliances – 0.3%
1,143,149	Traeger Grills (TGP Holdings III, LLC), 2018 Refinancing Term Loan, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	09/25/24	1,143,149
	Human Resource & Employment Services – 1.7%
5,947,531	Alight, Inc. (fka Tempo Acq.), Non Extended Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	05/01/24	5,937,123
	Industrial Machinery – 0.5%
1,762,798	Thyssenkrupp Elevator (Vertical U.S. Newco, Inc.), Term Loan B, 6 Mo. LIBOR + 4.25%, 0.00% Floor	4.48%	07/31/27	1,776,460
	Insurance Brokers – 6.4%
2,072,905	Alliant Holdings I, LLC, 2019 New Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	05/10/25	2,058,229
3,265,409	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	05/09/25	3,240,690
1,661,218	Alliant Holdings I, LLC, Term Loan B3, 1 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	10/08/27	1,662,945
16,339	HUB International Limited, Initial Term Loan B, 2 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	04/25/25	16,159
6,355,575	HUB International Limited, Initial Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	2.97%	04/25/25	6,285,473
2,040,383	HUB International Limited, New Term Loan B, 6 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	04/25/25	2,047,014
6,723,137	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	3.25%	05/15/24	6,669,083
				21,979,593
	Integrated Telecommunication Services – 1.2%
719,795	Numericable (Altice France SA or SFR), Term Loan B-11, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	07/31/25	710,156
3,403,634	Playtika Holding Corp., Term Loan B, 3 Mo. LIBOR + 6.00%, 1.00% Floor	7.00%	12/10/24	3,418,951
				4,129,107

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Leisure Facilities – 0.3%
$1,056,896	ClubCorp Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	3.00%	09/18/24	$996,262
	Managed Health Care – 3.7%
12,907,342	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	06/07/23	12,888,239
	Movies & Entertainment – 2.0%
889,979	Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed Rate at 15.25% (d)	15.25%	05/23/24	1,132,498
6,716,293	Cineworld Group PLC (Crown), Term Loan B, 6 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	02/28/25	5,805,026
				6,937,524
	Packaged Foods & Meats – 3.4%
3,005,216	Hostess Brands, LLC (HB Holdings), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	08/03/25	2,999,596
27,966	Hostess Brands, LLC (HB Holdings), Term Loan B, 2 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	08/03/25	27,915
8,013,625	Hostess Brands, LLC (HB Holdings), Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	08/03/25	7,998,639
646,376	Simply Good Foods (Atkins Nutritionals, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	07/07/24	650,416
				11,676,566
	Paper Packaging – 5.0%
17,342,206	Pactiv LLC/Evergreen Packaging LLC (fka Reynolds Group Holdings), Tranche B-1 U.S. Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	02/05/23	17,293,475
	Pharmaceuticals – 15.5%
1,194,429	Akorn, Inc., Exit Take Back Term Loan , 3 Mo. LIBOR + 7.50%, 1.00% Floor (e) (f)	8.50%	09/30/25	1,200,401
5,462,662	Bausch Health Companies, Inc. (Valeant), First Incremental Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	06/01/25	5,458,402
7,118,210	Bausch Health Companies, Inc. (Valeant), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.11%	06/01/25	7,124,474
15,314,302	Endo, LLC, Term Loan B, 3 Mo. LIBOR + 4.25%, 0.75% Floor	5.00%	04/29/24	15,205,876
2,442,728	GoodRX, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	10/15/25	2,438,356
3,793,963	Mallinckrodt International Finance S.A., 2017 Term Loan B, 3 Mo. LIBOR + 4.75%, 0.75% Floor (g)	5.50%	09/24/24	3,660,302
564,169	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 6 Mo. LIBOR + 5.00%, 0.75% Floor (g)	5.75%	02/24/25	545,834
18,150,939	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	09/27/24	18,044,029
				53,677,674
	Research & Consulting Services – 0.1%
173,992	Nielsen Finance, LLC (VNU, Inc.), Term Loan B5, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	06/30/25	175,420
	Restaurants – 1.6%
5,333,996	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/05/25	5,360,666

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Specialized Consumer Services – 5.4%
$18,674,788	Asurion, LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.11%	11/03/23	$18,635,944
	Systems Software – 3.9%
2,670,479	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	09/19/24	2,673,363
8,383,924	BMC Software Finance, Inc. (Boxer Parent), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.90%	10/02/25	8,382,833
1,246,983	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/13/24	1,233,479
1,264,310	SUSE (Marcel Lux IV SARL), Facility B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	03/15/26	1,254,828
				13,544,503
	Total Senior Floating-Rate Loan Interests			476,922,003
	(Cost $477,015,415)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) – 0.3%
	Broadcasting – 0.3%
1,290,000	Diamond Sports Group, LLC/Diamond Sports Finance Co. (h)	5.38%	08/15/26	913,901
	Coal & Consumable Fuels – 0.0%
280,000	Peabody Energy Corp. (h)	6.38%	03/31/25	135,800
	Total Corporate Bonds and Notes			1,049,701
	(Cost $1,040,810)

Shares	Description	Value
COMMON STOCKS (c) – 0.4%
	Pharmaceuticals – 0.4%
101,688	Akorn, Inc. (e) (i) (j) (k)	1,614,348
	(Cost $1,166,044)
WARRANTS (c) – 0.1%
	Movies & Entertainment – 0.1%
286,831	Cineworld Group PLC, expiring 12/10/25 (j) (k)	250,357
	(Cost $0)
MONEY MARKET FUNDS (c) – 2.9%
10,000,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (l)	10,000,000
	(Cost $10,000,000)
	Total Investments – 141.7%	489,836,409
	(Cost $489,222,269) (m)
	Outstanding Loans – (29.8)%	(103,000,000)
	Net Other Assets and Liabilities – (11.9)%	(41,225,371)
	Net Assets – 100.0%	$345,611,038

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	All of these securities are available to serve as collateral for the outstanding loans.
(d)	The issuer will pay interest on the loans in cash and in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 7.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the loan at the rate of 8.25% per annum. The first interest payment is scheduled for March 31, 2021.
(e)	On October 1, 2020, Akorn Holding Company LLC completed a Bankruptcy Plan of Reorganization. In connection with the Plan of Reorganization, the Fund received a portion of a new exit term loan and a share of the newly issued common equity shares in the re-organized company.
(f)	The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and 7.00% payable as PIK interest. For the fiscal year-to-date period (June 1, 2020 through February 28, 2021), this security paid all of its interest in cash.
(g)	This issuer has filed for protection in bankruptcy court.
(h)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2021, securities noted as such amounted to $1,049,701 or 0.3% of net assets.
(i)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At February 28, 2021, securities noted as such amounted to $1,614,348 or 0.4% of net assets.
(j)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(k)	Non-income producing security.
(l)	Rate shown reflects yield as of February 28, 2021.
(m)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,689,898 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,075,758. The net unrealized appreciation was $614,140.

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of February 28, 2021 is as follows:
	Total Value at 2/28/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 476,922,003	$ —	$ 476,922,003	$ —
Corporate Bonds and Notes*	1,049,701	—	1,049,701	—
Common Stocks*	1,614,348	—	1,614,348	—
Warrants*	250,357	—	250,357	—
Money Market Funds	10,000,000	10,000,000	—	—
Total Investments	$ 489,836,409	$ 10,000,000	$ 479,836,409	$—

*	See Portfolio of Investments for industry breakout.